Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Stone Ridge U.S. Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRLIX
Stone Ridge U.S. Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRLMX
Stone Ridge U.S. Small Cap Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRSIX
Stone Ridge U.S. Small Cap Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRSMX
Stone Ridge U.S. Master Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRPIX
Stone Ridge U.S. Master Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRPMX